EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 61,346	$ 58,508
Profit (Loss) of associate or joint venture	9,523	7,835
Other Comprehensive Income of associate or joint venture	2,980	(1,166)
Additions, net of disposals1	10,527	9,170
Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	541
Real Estate1 [Member] | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,408	2,228
Profit (Loss) of associate or joint venture	1,300	1,173
Other Comprehensive Income of associate or joint venture	(19)	(38)
Real Estate1 [Member] | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,511	1,503
Profit (Loss) of associate or joint venture	454	724
Other Comprehensive Income of associate or joint venture	25	82
Real Estate1 [Member] | Value Add (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,921	1,863
Profit (Loss) of associate or joint venture	422	35
Other Comprehensive Income of associate or joint venture	8	(3)
Real Estate1 [Member] | North American Residential (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,087	933
Profit (Loss) of associate or joint venture	316	341
Other Comprehensive Income of associate or joint venture	0	0
Real Estate1 [Member] | Opportunistic
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	78	159
Profit (Loss) of associate or joint venture	(52)	(39)
Other Comprehensive Income of associate or joint venture	0	0
Real Estate1 [Member] | Core plus
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	445	403
Profit (Loss) of associate or joint venture	185	141
Other Comprehensive Income of associate or joint venture	3	(22)
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	5,810
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	157	272
Profit (Loss) of associate or joint venture	582	87
Other Comprehensive Income of associate or joint venture	35	(179)
Additions, net of disposals1	91	235
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	10,401	9,353
Profit (Loss) of associate or joint venture	3,210	2,481
Other Comprehensive Income of associate or joint venture	(20)	(59)
Additions, net of disposals1	2,355	2,700
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	518	902
Profit (Loss) of associate or joint venture	131	198
Other Comprehensive Income of associate or joint venture	0	66
Additions, net of disposals1	219	457
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	503	475
Profit (Loss) of associate or joint venture	(513)	(127)
Other Comprehensive Income of associate or joint venture	288	(658)
Additions, net of disposals1	10,703	5,378
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	598
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	646	496
Profit (Loss) of associate or joint venture	289	77
Other Comprehensive Income of associate or joint venture	(3)	(2)
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	12,216	14,366
Profit (Loss) of associate or joint venture	642	898
Other Comprehensive Income of associate or joint venture	192	750
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,964	1,781
Profit (Loss) of associate or joint venture	508	651
Other Comprehensive Income of associate or joint venture	3	(1)
LP Investments and Other [Member] | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	224	17
Profit (Loss) of associate or joint venture	473	(15)
Other Comprehensive Income of associate or joint venture	(134)	(78)
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	245	193
Profit (Loss) of associate or joint venture	(21)	(91)
Other Comprehensive Income of associate or joint venture	63	(114)
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,029	3,119
Profit (Loss) of associate or joint venture	1,214	342
Other Comprehensive Income of associate or joint venture	486	(820)
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,098	2,732
Profit (Loss) of associate or joint venture	395	964
Other Comprehensive Income of associate or joint venture	2,103	(764)
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	389	228
Profit (Loss) of associate or joint venture	48	(11)
Other Comprehensive Income of associate or joint venture	41	(123)
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	8,559	6,888
Profit (Loss) of associate or joint venture	372	(15)
Other Comprehensive Income of associate or joint venture	95	(80)
Other [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,772	2,465
Profit (Loss) of associate or joint venture	(221)	198
Other Comprehensive Income of associate or joint venture	(101)	880
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,455	2,388
Profit (Loss) of associate or joint venture	(34)	130
Other Comprehensive Income of associate or joint venture	(7)	1
Sustainable Solutions | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	6,393	5,350
Profit (Loss) of associate or joint venture	(82)	(365)
Other Comprehensive Income of associate or joint venture	(17)	124
Core plus | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	50	0
Profit (Loss) of associate or joint venture	(26)	0
Other Comprehensive Income of associate or joint venture	85	0
North American Residential (Member) | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	43	41
Profit (Loss) of associate or joint venture	40	42
Other Comprehensive Income of associate or joint venture	$ 0	$ 0